SHARE-BASED COMPENSATION (Details 1) (2006 Incentive Plan [Member], Non Vested Equity Share Unit [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Shares, Begining Balance	388,653	786,465	1,309,164
Shares Vested	(310,920)	(397,812)	(1,455,462)
Shares, Ending Balance	77,733	388,653	786,465
Weighted average grant-date fair value, Begining Balance	$ 6.36	$ 6.74	$ 5.70
Weighted average grant-date fair value Vested	$ 6.36	$ 7.10	$ (5.56)
Weighted average grant-date fair value, Ending Balance	$ 6.36	$ 6.36	$ 6.74
January 29, 2010 [Member]
Shares Granted			932,763	[1]
Weighted average Grant-date fair value Granted			$ 6.36	[1]

[1]	The stock awards vest in equal quarterly installments over a period of three years from the date of grant.